Form N-1A Cover	Dec. 01, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	American Century Strategic Asset Allocations, Inc.
Entity Central Index Key	0000924211
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 26, 2025
Prospectus Date	Dec. 01, 2025